Net Investments in Properties (Land and Buildings) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Investments [Line Items]
Accumulated depreciation (inclusive of amounts attributable to consolidated VIEs of $22,350 and $20,431, respectively)	$ (135,175)	$ (122,312)
Real Estate Investment Property, Net	621,182	548,131
Real Estate Business [Member]
Schedule Of Investments [Line Items]
Land	111,483	111,660
Investment Building And Building Improvements	534,999	448,932
Accumulated depreciation (inclusive of amounts attributable to consolidated VIEs of $22,350 and $20,431, respectively)	(118,054)	(108,032)
Real Estate Investment Property, Net	528,428	452,560
Operating Real Estate Business [Member]
Schedule Of Investments [Line Items]
Land	24,031	24,030
Investment Building And Building Improvements	85,844	85,821
Accumulated depreciation (inclusive of amounts attributable to consolidated VIEs of $22,350 and $20,431, respectively)	(17,121)	(14,280)
Real Estate Investment Property, Net	$ 92,754	$ 95,571